9. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

10.	RELATED PARTY TRANSACTIONS

Notes payable to related parties

In December 2015, the Company entered into a secured promissory note agreement with an unrelated party for working capital purposes for total proceeds of $120,000. The note bears interest at the rate of 10% per annum and is payable on the 1st day of each month commencing in February 2016. On February 15, 2016, the Company entered into an additional promissory note agreement with the same unrelated party for additional proceeds of $62,500 and under the same terms as the first note. As of September 30, 2018, and December 31, 2017, the balance of $162,500 remains outstanding. Both notes are secured by certain inventory and archival images of the Company in the amount of up to $200,000. Accrued interest payable due under the unsecured note agreement was $46,599 and $34,412 as of September 30, 2018 and December 31, 2017, respectively. The notes matured on December 31, 2017; however, on January 22, 2018, the outstanding balance on the notes was purchased by a related party (ICONZ Art, LLC, beneficial interest shareholder) and the notes were extended to June 30, 2018 and on June 30, 2018 was extended indefinitely and will now be considered due on demand. All the accrued interest through the December 31, 2017, was still due to the original noteholder.

On April 5, 2016, the Company entered into an unsecured promissory note agreement with unrelated parties for working capital purposes for total proceeds of $50,000. The promissory notes matured in December 2017 and bear interest at the rate of 6% per annum. However, on January 22, 2018, the outstanding balance on the notes was purchased by a related party and the notes were extended to June 30, 2018 and on June 30, 2018 was extended indefinitely and will now be considered due on demand. Accrued interest payable due under the unsecured note agreement was $7,477 and $5,227 as of September 30, 2018 and December 31, 2017, respectively. All the accrued interest through the December 31, 2017, was still due to the original noteholder.

On August 1, 2013 the Company entered into an unsecured promissory note agreement with a related party Dino Satallante for $100,000. The loan bears interest at the rate of 5% per annum. During the nine months ended September 30, 2018, the Company made payment of $11,220. As of September 30, 2018, and December 31, 2017, $49,915 and $61,135 was outstanding under the unsecured promissory note agreement, respectively. Interest expense for the nine months ended September 30, 2018 and 2017 was $1,872 and $2,433 respectively. The loan matured on July 14, 2014 and was extended to July 31, 2016. Effective March 30, 2018, the note agreement was extended to June 30, 2018, on June 30, 2018, the note was further extended to December 31, 2018 and on February 11, 2019 the note was further extended to December 31, 2019.

Effective September 11, 2014 the Company entered into two separate unsecured promissory note agreements for $20,500 each with two related parties, Dreamstar an entity owned and controlled by Sam Battistone, a Company officer and director and a principal shareholder, and Dino Satallante, a beneficial interest shareholder of the Company, for working capital purposes. The loans bear interest at the rate of 6% per annum. The loans matured on September 10, 2015 and were extended to December 31, 2016. In December 2016, both loans were extended to December 31, 2017 and on March 30, 2018, the notes were extended to June 30, 2018, on June 30, 2018, one of the note was further extended to December 31, 2018 and on February 11, 2019 the note was further extended to December 31, 2019. The outstanding balance on the note issued to Dreamstar was fully paid during the nine months ended September 30, 2018. As of September 30, 2018, $20,500 and $0 was outstanding to Dino Satallante and Dreamstar, respectively. At December 31, 2017, $20,500 and $18,100 was outstanding to Dino Satallante and Dreamstar, respectively. Aggregate interest expense in connection with the two unsecured promissory note agreements for the nine months ended September 30, 2018 and 2017 was $941 and 1,737.

Effective July 21, 2015, the Company entered into a promissory note agreement with a related party Dino Satallante, a beneficial interest shareholder of the Company, for total proceeds of $160,000. The Company utilized $80,000 of the proceeds for payments due in connection with the Globe Photo assets acquired. The remainder of the proceeds were used for working capital purposes. The note matured on July 20, 2016, with monthly interest only payments commencing July 22, 2015. Interest accrues at the rate of 12% per annum. The note is secured by the Globe Photo Assets. Total interest expense in connection with the secured promissory note agreement for the nine months ended September 30, 2018 and 2017 was $14,400. Per the terms of the agreement the Company incurred loan fees totaling $8,000 which was fully amortized in 2016. Effective March 30, 2018 the note was extended to June 30, 2018, on June 30, 2018, the note was further extended to December 31, 2018 and on February 11, 2019 the note was further extended to December 31, 2019.

On April 4, 2016 the Company entered into a secured promissory note agreement with Premier Collectibles, a beneficial interest shareholder for total proceeds of $65,000 to be used for acquisition of archive agreement. The promissory note bears interest at the rate of 8% per annum, is secured by the archive collection which the proceeds were used and matured on April 1, 2017. On March 30, 2018, the note was extended to June 30, 2018 and on June 30, 2018 was extended indefinitely and will now be considered due on demand. Interest expense on the note was $3,900 for the nine months ended September 30, 2018 and 2017.

On April 15, 2016, the Company entered into an unsecured promissory note agreement with Sean Goodchild, a beneficial interest shareholder, for total proceeds of $50,000. The promissory note bears interest at the rate of 6% per annum and matures on December 15, 2017, however, on January 22, 2018, the outstanding balance on the notes was purchased by another related party (ICONZ Art, LLC, beneficial interest shareholder) and the notes were extended to June 30, 2018 and on June 30, 2018 was extended indefinitely and will now be considered due on demand. Interest expense was $2,250 for the nine months ended September 30, 2018 and 2017, respectively. All the accrued interest through the December 31, 2017, was still due to the original noteholder.

On October 3, 2016, the Company entered into an unsecured promissory note agreement with Sean Goodchild, a beneficial interest shareholder, for total proceeds of $50,000. The promissory note bears interest at the rate of 6% per annum and matures on December 31, 2017, however, on January 22, 2018, the outstanding balance on the notes was purchased by another related party (ICONZ Art, LLC, beneficial interest shareholder) and the notes were extended to June 30, 2018 and on June 30, 2018 was extended indefinitely and will now be considered due on demand. Interest expense was $2,250 for the nine months ended September 30, 2018 and 2017.

On December 2, 2016, the Company entered into an unsecured promissory note agreement with Sean Goodchild, a beneficial interest shareholder, for total proceeds of $31,500. The promissory note bears interest at the rate of 6% per annum and matures on December 31, 2017, however, on January 22, 2018, the outstanding balance on the notes was purchased by another related party (ICONZ Art, LLC, beneficial interest shareholder) and the notes were extended to June 30, 2018 and on June 30, 2018 was extended indefinitely and will now be considered due on demand. Interest expense was $1,418 for the nine months ended September 30, 2018 and 2017, respectively.

The Company evaluated the modification of the notes resulting from the extensions in maturity dates under ASC 470-50 and determined that the modifications were not considered substantial and would not qualify for extinguishment accounting under such guidance.

On August 16, 2018, we issued a convertible promissory note with a principal amount of $500,000 to a company managed by one of our directors. The note bear interest at a rate of 10% per annum, mature on April 30, 2019 and is secured by certain archival images owned by the Company. The note and accrued interest are convertible at the option of the noteholder into our common stock at $0.10 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes.

The Company evaluated the convertible debentures under ASC 470-20 and recognized a debt discount of $500,000 related to the BCF with a corresponding credit to additional paid-in capital. The debt discount is being accreted to interest expense over the term of the note.

During the nine months ended September 30, 2018, the Company recorded interest expense of $93,713 of which $87,549 was related to the accretion of the debt discount. As of September 30, 2018, the convertible note is shown net of unamortized discount of $412,451.

Due to Related Parties

The following table summarizes amounts due to the Company from related parties related to contractual agreements and amounts due to related parties for expenses paid for on the behalf of the Company as of September 30, 2018 and December 31, 2017. The amounts due are non-interest bearing and due upon demand. These amounts have been included in the consolidated balance sheets as current assets due from related parties and current liabilities due to related parties, respectively.

	September 30, 2018	December 31, 2017

Due to related parties:
ICONZ ART, LLC, beneficial interest shareholder	$259,423	119,081
MSN Holding Co., beneficial interest shareholder	12,947	12,947
Premier Collectibles, beneficial interest shareholder	15,085	15,085
Total due to related parties	$287,455	147,113

Due From/To Related Parties

The following table summarizes amounts due to the Company from related parties related to contractual agreements and amounts due to related parties for expenses paid for on the behalf of the Company as of December 31, 2017 and 2016. The amounts due are non-interest bearing and due upon demand. These amounts have been included in the consolidated balance sheets as current assets due from related parties and current liabilities due to related parties, respectively.

	December 31,
	2017		2016
Due from related parties:
Klaus Moeller, related party of pre-merger CAPA and beneficial interest shareholder		$—	$78,920
Total due from related parties		$—	$78,920
Less long-term portion		—	—
Total due from related parties, net of long-term portion	$		$78,920

Due to related parties:
ICONZ Art, LLC, beneficial interest shareholder		$119,081	$4,213
MSN Holding Co., beneficial interest shareholder		12,947	12,947
Premier Collectibles, beneficial interest shareholder		15,085	15,085
Total due to related parties		$147,113	$32,245

During the year ended December 31, 2017, the Company received advances totaling $127,475 from a related party which are non-interest bearing and due on demand.